RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENT - Impact of restatement on statements of cash flows (Details) - USD ($)		12 Months Ended
	Nov. 16, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flow
Net income		$ 6,375,345	$ 8,200,831
Gain on forgiveness of deferred underwriting fee payable	$ (3,767,400)	(162,571)
Supplemental disclosure of noncash activities:
Forgiveness of deferred underwriting fee payable allocated to Class A common stock		3,604,829
As Previously Reported
Statement of Cash Flow
Net income		9,980,174
Gain on forgiveness of deferred underwriting fee payable		(3,767,400)
Restatement Adjustment
Statement of Cash Flow
Net income		(3,604,829)
Gain on forgiveness of deferred underwriting fee payable		(3,604,829)
Supplemental disclosure of noncash activities:
Forgiveness of deferred underwriting fee payable allocated to Class A common stock		$ 3,604,829